Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES

The Company’s consolidated financial statements recognizes the current and deferred income taxes consequences that result from the Company’s activities during the current and preceding periods. Prior to the Transaction, Myjojo (Delaware) was an S corporation, only subject to a minimal entity level tax in California and foreign income tax filings. Following the Transaction, the Company files consolidated federal, state, and foreign income tax filings. The Company recognizes current and deferred income taxes as a consolidated “C” corporation for periods ending after the date of the Transaction. As a result, Myjojo (Delaware) recorded a one-time tax benefit resulting from Myjojo (Delaware)’s change in tax status from an S-corporation to a C-corporation.

The Company’s income before income taxes are subject to taxes in the following jurisdictions for the following periods (in thousands):

	December 31, 2020	December 31, 2019

United States	$24,096	$4,506
Foreign	4,350	1,256

The (benefit) provision for income taxes consisted of the following:

	December 31, 2020	December 31, 2019
Current:
Federal	$-	$-
State and local	78	79
Foreign	947	257
Total current	1,025	336
Deferred:
Federal	(29,502)	-
State and local	(13,591)	(11)
Foreign	(390)	(171)
Tax benefit recorded to additional paid-in capital	2,180	-
Total deferred	(41,303)	(182)

Total income tax (benefit) expense	$(40,278)	$154

The tax benefit recorded to additional paid-in capital was associated with the pre-merger exchange and restructuring.

For the years ended December 31, 2020 and 2019 the effective tax rate was (141.6)% and 2.7% respectively. A reconciliation of the income tax provisions to the amounts computed by applying the statutory federal income tax rate to income before income tax provisions for the years ended (in thousands):

	December 31, 2020		December 31, 2019
Income taxes computed at Federal statutory rate	$5,974	21.0%	$1,210	21.0%
State and local taxes	(422)	(1.5)%	69	1.2%
Section 162(m) limitation	2,537	8.9%	-	-
Derivative Gain / Loss	(7,812)	(27.5)%	-	-
Permanent differences	(187)	(0.6)%	-	-
Foreign taxes	947	3.3%	419	7.3%
Earnings not subject to federal entity-level tax	(2,013)	(7.1)%	(1,210)	(21.0)%
Change in valuation allowance	-	-	(334)	(5.8)%
Change in tax status	(39,261)	(138.0)%	-	-
Other	(41)	(0.1)%	-	-

Total	$(40,278)	(141.6)%	$154	2.7%

Deferred Tax Assets and Liabilities

The components of deferred income tax assets and liabilities, which are included in the accompanying consolidated balance sheets, are summarized as follows for years ended (in thousands):

	2020	2019
Deferred tax assets
Transaction costs	$2,180	$-
Fixed assets	65	-
Intangibles	38,667	-
Stock based compensation	951	-
Accruals and reserves	275	-
Net operating loss carryforwards	1,520	171
Other	109	56

Total deferred tax assets	$43,767	$227

	2020	2019
Deferred tax liability
Unrealized exchange gain	$(242)	$-

Net	$43,525	$227

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective positive evidence evaluated was the cumulative income incurred over the three-year period ended December 31, 2020, as well as upward trending profitability. In addition, consideration was given to other subjective evidence, including projections for future growth.

On the basis of this evaluation, as of December 31, 2020, Management believes it more likely than not that the deferred tax assets will be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if, for example, estimates of future taxable income during the carryforward period are reduced or are not able to be forecasted with reasonable accuracy, or if compelling objective negative evidence in the form of cumulative losses are incurred.

As of December 31, 2020, the Company had federal and state net operating loss carryforwards of approximately $5.4 million and $5.5 million, respectively. The federal net operating loss carryforwards can be carried forward indefinitely. The state net operating loss carryforwards will expire beginning in 2040, if not utilized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position based solely on the technical merits. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company evaluated all of its tax positions for which the statute of limitations remained open and determined there were no unrecognized tax benefits as of December 31, 2020 and 2019.

The Company’s policy is to classify interest and penalties associated with uncertain tax positions, if any, as a component of its income tax provision. For the years ended December 31, 2020 and 2019, the Company had no interest or penalties related to unrecognized tax benefits.

On March 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effect of COVID-19. As of December 31, 2020, the Company has analyzed the provisions of the CARES Act and determined it did not have a significant impact to the Company.

As of December 31, 2020, and 2019, the Company had no open tax examinations by any taxing jurisdiction in which it operates. The taxing authorities of the most significant jurisdictions are the United States Internal Revenue Service and the California Franchise Tax Board and the Agenzia delle Entrate. The statute of limitations for which the Company’s tax returns are subject to examination are as follows: Federal 2017-2020, California 2016-2020, and Italy 2016-2020.